EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 24, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2007, AS REVISED MAY 25, 2007 AND JULY 9, 2007

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding EQ/AllianceBernstein Growth and Income Portfolio. Effective the close of business August 17, 2007, the EQ/AllianceBernstein Growth and Income Portfolio will be reorganized into the EQ/AllianceBernstein Value Portfolio. Consequently, references to the EQ/AllianceBernstein Growth and Income Portfolio are deleted.

In Appendix C, portfolio manager information for AllianceBernstein LLP with respect to the EQ/AllianceBernstein Growth and Income Portfolio is deleted.

In addition with respect to the EQ/Van Kampen Comstock Portfolio the following information is added with respect to the Portfolio:

EQ ADVISORS TRUST

Portfolio Manager Information

Morgan Stanley Investment Management, Inc. (“Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Adviser managed by the portfolio
manager and the total assets in the accounts managed within
	each category, as of December 31, 2006						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
EQVan Kampen Comstock Portfolio (“Portfolio”)
Devon E. Armstorng	16	$34	2	$1.1	14,609	$3.1	0	N/A	0	N/A	0	N/A
James N. Warwick	16	$34	2	$1.1	14,609	$3.1	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of December 31, 2006

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/Van Kampen Comstock Portfolio
Devon E. Armstrong	X
James N. Warwick	X